Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2021
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
11.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

The Company’s accounts payable and accrued liabilities are comprised of the following:

	December 31, 2021	December 31, 2020
	($)	($)
Accounts payable	$386,030	552,357
Due to related parties	302,883	551,815
Accrued liabilities	143,486	355,535
	$832,399	1,459,707